DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Hedge Accounting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value hedges | The Group | Interest rate | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	£ 88,791	£ 125,183
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(872)	661
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	(2,081)	355
Fair value hedges | The Group | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	33,128	37,323
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	411	1,357
Change in fair value of hedged item for ineffectiveness assessment	1,149	(179)
Fair value hedges | The Group | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	0	1,404
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	304
Change in fair value of hedged item for ineffectiveness assessment	0	(184)
Fair value hedges | The Group | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	25,019	24,111
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	342	1,178
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	(758)	641
Fair value hedges | The Bank | Interest rate | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	28,870	32,044
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	65	793
Change in fair value of hedged item for ineffectiveness assessment	1,018	(243)
Fair value hedges | The Bank | Interest rate | Fixed rate borrowings
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	0	1,404
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	304
Change in fair value of hedged item for ineffectiveness assessment	0	(184)
Fair value hedges | The Bank | Interest rate | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Carrying amount of the hedged item, assets	24,358	23,239
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	344	1,158
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	(736)	625
Cash flow hedges | The Group | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(89)	38
Cash flow hedging reserve, continuing hedges	32	(233)
Cash flow hedging reserve, discontinued hedges	(85)	97
Cash flow hedges | The Group | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	1,842	(508)
Cash flow hedging reserve, continuing hedges	(711)	1,918
Cash flow hedging reserve, discontinued hedges	453	(2)
Cash flow hedges | The Group | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	588	(71)
Cash flow hedging reserve, continuing hedges	(235)	19
Cash flow hedging reserve, discontinued hedges	(109)	270
Cash flow hedges | The Group | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	5	(8)
Cash flow hedging reserve, continuing hedges	(19)	(40)
Cash flow hedging reserve, discontinued hedges	17	64
Cash flow hedges | The Group | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	21	74
Cash flow hedging reserve, continuing hedges	0	13
Cash flow hedging reserve, discontinued hedges	0	(41)
Cash flow hedges | The Bank | Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	(42)	15
Cash flow hedging reserve, continuing hedges	10	(189)
Cash flow hedging reserve, discontinued hedges	(67)	3
Cash flow hedges | The Bank | Interest rate | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	510	(119)
Cash flow hedging reserve, continuing hedges	(117)	1,486
Cash flow hedging reserve, discontinued hedges	1,014	281
Cash flow hedges | The Bank | Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedging reserve, continuing hedges	0	0
Cash flow hedging reserve, discontinued hedges	211	324
Cash flow hedges | The Bank | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the Effects of Hedge Accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	2	(4)
Cash flow hedging reserve, continuing hedges	(12)	(49)
Cash flow hedging reserve, discontinued hedges	£ (2)	£ 16